UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]     PRE-EFFECTIVE AMENDMENT NO.  1
[   ]     POST-EFFECTIVE AMENDMENT NO.__

(Check appropriate box or boxes)

Calvert Tax-Free Reserves (Exact Name of Registrant as Specified inCharter)	Registrant's Telephone Number 800-368-2745
Address of Principal Executive Offices 4550 Montgomery Avenue, Suite 1000N Bethesda, MD 20814	Approx. Date of Proposed Public Offering: December 12, 2003 (Date of Reorganization)

Name and Address of Agent for Service:
William M. Tartikoff, Esq.
Calvert Group, Ltd.
4550 Montgomery Ave. Suite 1000N
Bethesda, MD 20814

No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Bethesda, and State of Maryland, on the 9th day of October, 2003.

CALVERT TAX-FREE RESERVES By: _________________**_________________ Barbara J. Krumsiek President and Trustee

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
__________**____________ Barbara J. Krumsiek	President and Trustee	10/9/03
__________**____________ Ronald M. Wolfsheimer	Treasurer	10/9/03
__________**____________ Richard L. Baird, Jr.	Trustee	10/9/03
__________**____________ Frank H. Blatz, Jr., Esq.	Trustee	10/9/03
__________**____________ Douglas E. Feldman	Trustee	10/9/03
__________**____________ Peter W. Gavian	Trustee	10/9/03
__________**____________ John G. Guffey, Jr.	Trustee	10/9/03
__________**____________ M. Charito Kruvant	Trustee	10/9/03
__________**____________ Arthur J. Pugh	Trustee	10/9/03
__________**____________ David R. Rochat	Trustee	10/9/03
__________**____________ D. Wayne Silby	Trustee	10/9/03

**By Lancelot A. King as Attorney-in-fact, pursuant to Power of Attorney.

/s/ Lancelot A. King